Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Sep. 25, 2018
Document Creation Date	dei_DocumentCreationDate	Sep. 25, 2018